Personnel expenses - Employees by age distribution (Details) - employee	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel expense
Number of employees	283	264	253
Percentage of employees under age of 30 years	9.00%	4.00%	5.00%
Percentage of employees between ages 30 and 50 years	45.00%	50.00%	48.00%
Percentage of employees over age of 50 years	46.00%	46.00%	47.00%